DEBT - Schedule of Outstanding Exchangeable (Details)	Aug. 27, 2020 USD ($) $ / shares	Jan. 18, 2017 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Aug. 30, 2020 $ / shares
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount | $	$ 460,000,000
Cash coupon rate (per annum)	0.00%
Conversion rate effective (per $1000 principal amount)		0.00334
Effective conversion price (per ADS) (in usd per share) | $ / shares	$ 299.19		$ 299.19	$ 299.19
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount | $		$ 87,432,000
Cash coupon rate (per annum)		1.25%
Conversion rate effective (per $1000 principal amount)	0.01205
Effective conversion price (per ADS) (in usd per share) | $ / shares		$ 82.96